Shareholder's equity - Ordinary shares issued (Details)	12 Months Ended
	Jun. 30, 2026 Vote / shares shares	Jun. 30, 2025 shares
Shareholder's equity
Number of shares issued	139,699,831	137,261,608
Vote per share | Vote / shares	1
Employee stock purchase plan (ESPP)
Shareholder's equity
Number of shares issued	52,363	41,882
Basic shares (post-split)
Shareholder's equity
Number of shares issued	70,190,687	70,190,687
IPO shares (post-split)
Shareholder's equity
Number of shares issued	14,233,823	14,233,823
Shares issued as consideration for the YNAP Acquisition
Shareholder's equity
Number of shares issued	49,741,342	49,741,342
Supervisory Board Award (Restricted Share Units Vested)
Shareholder's equity
Number of shares issued	343,451	124,388
Long-Term Incentive Plan (Restricted Share Units Vested and Options Exercised)
Shareholder's equity
Number of shares issued	2,403,805	624,449
Sign-On Award (Restricted Share Units Vested)
Shareholder's equity
Number of shares issued	6,269	6,269
Restoration Award (Phantom Shares) - Converted
Shareholder's equity
Number of shares issued	1,221,274	847,525
Alignment Award (Options) - Exercised
Shareholder's equity
Number of shares issued	1,506,817	1,451,243